Exhibit 99.2

AMERICAN HONDA FINANCE CORPORATION

Honda Auto Receivables 2012-4 Owner Trust

Regulation AB - Item 1100 (b)(3) - Supplemental Historical Information

November 2015

Loss and Cumulative Loss information	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	22	157,135.91	599	8,644,401.79
Liquidation Proceeds and Recoveries on Defaulted Receivables	144	121,664.65	553	5,287,389.71
Net Loss Amount	22	35,471.26	599	3,357,012.08
Net Loss % of Average Portfolio Balance (Annualized)		0.40%
Cumulative Net Loss % of Initial Balance				0.33%
Average Net Loss of Assets Experiencing a Loss				5,604.36